Taxes Payable	12 Months Ended
Mar. 31, 2020
Taxes Payable
Taxes Payable

13.Taxes Payable

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the years ended March 31, 2020 and 2019.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018, and an income tax rate of 8.25% for assessable profit up to HKD 2,000,000 from April 2018 onwards. The Group had no assessable profit subject to Hong Kong profit tax for the years ended March 31, 2020 and 2019.

PRC

Income Tax

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended March 31
	2020	2019
Current	$3,338,886	$2,892,500
Deferred	—	—
Income tax expense	$3,338,886	$2,892,500

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the years ended March 31, 2020, 2019 and 2018, respectively:

	For the years ended March 31,
	2020	2019	2018
Income before income taxes	$13,314,111	$11,567,558	$8,014,679
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$3,328,528	$2,891,890	$2,003,670
Effect of non-tax deductible expenses	10,358	610	1,041
Income tax expense	$3,338,886	$2,892,500	$2,004,711

There was not any temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements as of March 31, 2020, 2019 and 2018, thus no deferred income tax is recognized.

Value Added Tax (“VAT”)

The Group’s membership revenues for providing non-academic education services are subject to a simple tax method to calculate VAT at 3%. The Group’s technical service revenue is subject to a VAT rate of 6%.

Taxes payable consisted of the followings:

	As of March 31,
	2020	2019
Income tax payable	$477,466	$224,882
VAT payable	58,897	134,172
Other tax payables	7,237	16,283
Total	$543,600	$375,337